Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 11 -	TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

Transactions with related parties which are shareholders and directors of the Company:

a.	Transactions:

	Six months ended June 30,
	2025	2024
Interest expenses (See Note 8)	$880	$2,937
Share-based compensation to non-executive directors	$324	$61

b.	Balances:

	June 30, 2025	December 31, 2024
Short-term liabilities -
Other current liabilities (See Note 8)	$-	$890

Long-term liabilities -
Other non-current liabilities (See Note 8)	$1,770	$-